Short-term bank deposits (Schedule of short-term bank deposits) (Detail) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Short Term Bank Deposits [Abstract]
USD bank deposits	[1]	$ 48,341	$ 34,006
Short-term and restricted bank deposits		$ 48,341	$ 34,006

[1]	The USD deposits are for the period of 102-371 days and bear annual interest of 4.71%-5.37% for 2025 and 5.45%-6.39% for 2024.